Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties - Transactions with related parties [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties [Line Items]
Research and development expenses	$ 26		$ 40
Sale of minority interest in subsidiary			$ 2,985 [1]

[1]	Sale of approximately 49% of the outstanding shares of Scisparc Nutraceuticals Inc. to Jeffs’ Brands Holdings Inc.